Carrying Amounts and Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Carrying Amounts and Fair Value of Financial Instruments
Carrying Amounts and Fair Value of Financial Instruments
GAAP requires the Company to disclose fair value of financial instruments measured at amortized cost on the balance sheet and to measure that fair value using an exit price notion, the price that would be received for an asset or paid to transfer a liability, in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date under current market conditions.
Accounting guidance emphasizes that fair value is a market-based measurement, not an entity-specific measurement. Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, the guidance establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

Level 1
Valuation is based upon quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as U.S. Treasuries and money market funds.

Level 2
Valuation is based upon quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, mortgage-backed securities, municipal bonds, corporate debt securities and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes certain derivative contracts.

Level 3
Valuation is generated from model-based techniques that use at least one significant assumption based on unobservable inputs for the asset or liability, which are typically based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The following is a description of the valuation methodologies used for assets and liabilities recorded at fair value.
Investment Securities Available for Sale
Investment securities available for sale are recorded at fair value on a recurring basis. At December 31, 2019, the Company’s investment portfolio was comprised of student loan pools, government and agency bonds, mortgage-backed securities issued by government agencies or GSEs, private label CMO mortgage-backed securities and municipal securities. Fair value measurement is based upon prices obtained from third party pricing services that use independent pricing models which rely on a variety of factors including reported trades, broker/dealer quotes, benchmark yields, economic and industry events and other relevant market information. As such, these securities are classified as Level 2.

Mortgage Loans Held for Sale
The Company originates fixed rate residential loans on a servicing released basis in the secondary market. Loans closed but not yet settled with institutional investors, are carried in the Company’s loans held for sale portfolio.  These loans are fixed rate residential loans that have been originated in the Company’s name and have closed.  Virtually all of these loans have commitments to be purchased by investors and the majority of these loans were locked in by price with the investors on the same day or shortly thereafter that the loan was locked in with the Company’s customers.  Therefore, these loans present very little market risk for the Company.
The Company usually delivers to, and receives funding from, the investor within 30 days.  Commitments to sell these loans to the investor are considered derivative contracts and are sold to investors on a “best efforts" basis. The Company is not obligated to deliver a loan or pay a penalty if a loan is not delivered to the investor. As a result of the short-term nature of these derivative contracts, the fair value of the mortgage loans held for sale in most cases is the same as the value of the loan amount at its origination. These loans are classified as Level 2.

(22)         Carrying Amounts and Fair Value of Financial Instruments, Continued

Impaired Loans
The Company does not record loans held for investment at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established as necessary. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment.
Fair value is estimated using one of the following methods: fair value of the collateral less estimated costs to sell, discounted cash flows, or market value of the loan based on similar debt. The fair value of the collateral less estimated costs to sell is the most frequently used method. Typically, the Company reviews the most recent appraisal and if it is over 24 months old will request a new third party appraisal. Depending on the particular circumstances surrounding the loan, including the location of the collateral, the date of the most recent appraisal and the value of the collateral relative to the recorded investment in the loan, management may order an independent appraisal immediately or, in some instances, may elect to perform an internal analysis. Specifically as an example, in situations where the collateral on a nonperforming commercial real estate loan is out of the Company’s primary market area, management would typically order an independent appraisal immediately, at the earlier of the date the loan becomes nonperforming or immediately following the determination that the loan is impaired. However, as a second example, on a nonperforming commercial real estate loan where management is familiar with the property and surrounding areas and where the original appraisal value far exceeds the recorded investment in the loan, management may perform an internal analysis whereby the previous appraisal value would be reviewed and adjusted for current conditions including recent sales of similar properties in the area and any other relevant economic trends. These valuations are reviewed at a minimum on a quarterly basis.
Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2019, most of the total impaired loans were evaluated based on the fair value of the collateral. Impaired loans where an allowance is established based on the fair value of collateral require classification in the fair value hierarchy. The Company records impaired loans as nonrecurring Level 3. As of December 31, 2019 and 2018, the recorded investment in impaired loans was $3.2 million and $9.4 million, respectively. The average recorded investment in impaired loans was $6.4 million and $11.0 million for the years ended December 31, 2019 and 2018, respectively.

Foreclosed Assets
Foreclosed assets are adjusted to fair value upon transfer of the loans to foreclosed assets. Subsequently, they are carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral less estimated selling costs. The Company records all foreclosed assets as nonrecurring level 3.

The tables below present the balances of assets measured at fair value on a recurring basis at December 31, 2019 and 2018:

	December 31, 2019			December 31, 2018
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Student Loan Pools	$—	$40,231,830	$—	$—	$12,885,501	$—
SBA Bonds	—	111,893,099	—	—	125,446,531	—
Tax Exempt Municipal Bonds	—	47,241,494	—	—	61,330,369	—
Taxable Municipal Bonds	—	14,840,410	—	—	1,977,885	—
Mortgage-Backed Securities	—	200,438,007	—	—	184,460,551	—
Total	$—	$414,644,840	$—	$—	$386,100,837	$—

There were no liabilities measured at fair value on a recurring basis as of December 31, 2019 and 2018.

(22)         Carrying Amounts and Fair Value of Financial Instruments, Continued

The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis. These include assets that are measured at the lower of cost or market that were recognized at fair value below cost at the end of the period. The table below presents assets and liabilities measured at fair value on a nonrecurring basis as of December 31, 2019 and 2018, aggregated by the level in the fair value hierarchy within which those measurements fall.

	December 31, 2019
Assets	Level 1	Level 2	Level 3	Total
Mortgage Loans Held For Sale	$—	$3,990,606	$—	$3,990,606
Collateral Dependent Impaired Loans (1)	—	—	3,222,746	3,222,746
Foreclosed Assets	—	—	677,740	677,740
Total	$—	$3,990,606	$3,900,486	$7,891,092
	December 31, 2018
Assets	Level 1	Level 2	Level 3	Total
Mortgage Loans Held For Sale	$—	$1,781,985	$—	$1,781,985
Collateral Dependent Impaired Loans (1)	—	—	8,613,570	8,613,570
Foreclosed Assets	—	—	722,442	722,442
Total	$—	$1,781,985	$9,336,012	$11,117,997

(1) REPORTED NET OF SPECIFIC RESERVES OF $0 AND $738,662 AT DECEMBER 31, 2019 AND 2018, RESPECTIVELY.

There were no liabilities measured at fair value on a nonrecurring basis as of December 31, 2019 and 2018.

For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis, the significant unobservable inputs used in the fair value measurements were as follows as of December 31, 2019 and 2018:

	Valuation	Significant	2019	2018
Level 3 Assets	Technique	Unobservable Inputs	Range	Range
Collateral Dependent Impaired Loans	Appraised Value	Discount Rates/ Discounts to Appraised Values	8% - 92%	7% - 97%
Foreclosed Assets	Appraised Value/Comparable Sales	Discount Rates/ Discounts to Appraised Values	18% - 42%	16% - 100%

For assets and liabilities not presented on the balance sheet at fair value, the following methods are used to determine fair value:

Cash and cash equivalents—The carrying amount of these financial instruments approximates fair value. All mature within 90 days and do not present unanticipated credit concerns.
Certificates of deposits with other banks—Fair value is based on market prices for similar assets.
Investment securities held to maturity—Securities held to maturity are valued at quoted market prices or dealer quotes.
Loans Receivable, Net—The fair value of loans are estimated using an exit price notion. The exit price notion uses a discounted cash flows technique to calculate the present value of expected future cash flows for a financial instrument and also incorporates other factors, such as enhanced credit risk, illiquidity risk and market factors that sometimes exist in exit prices in dislocated markets. The credit risk assumption is intended to approximate the fair value that a market participant would realize in a hypothetical orderly transaction. The Company’s loan portfolio is initially fair valued using a segmented approach. The Company divides its loan portfolio into the following categories: commercial real estate, other commercial, residential real estate, consumer and all other loans. The results are then adjusted to account for credit risk as described above. A further credit risk discount must be applied through the use of a discounted cash flow model to compensate for illiquidity risk, based on certain assumptions included within the discounted cash flow model, primarily the use of discount rates that better capture inherent credit risk over the lifetime of a loan. This consideration of enhanced credit risk provides an estimated exit price for the Company’s loan portfolio. For variable-rate loans that reprice frequently and have no significant change in credit risk, fair values approximate carrying values.

(22)         Carrying Amounts and Fair Value of Financial Instruments, Continued

FHLB Stock—The fair value approximates the carrying value.
Deposits—The fair value of demand deposits, savings accounts, and money market accounts is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposits is estimated by discounting the future cash flows using rates currently offered for deposits of similar remaining maturities.
FHLB Advances—Fair value is estimated using discounted cash flows with current market rates for borrowings with similar terms.
Other Borrowed Money—The carrying value of these short term borrowings approximates fair value.
Note Payable—The carrying value of the note payable approximates fair value.
Senior Convertible Debentures— The fair value is estimated by discounting the future cash flows using the current rates at which similar debenture offerings with similar terms and maturities would be issued by similar institutions. As discount rates are based on current debenture rates as well as management estimates, the fair values presented may not be indicative of the value negotiated in an actual sale.
Subordinated Debentures—The fair value is estimated by discounting the future cash flows using the current rates at which similar debenture offerings with similar terms and maturities would be issued by similar institutions. As discount rates are based on current debenture rates as well as management estimates, the fair values presented may not be indicative of the value negotiated in an actual sale.
Junior Subordinated Debentures—The carrying value of junior subordinated debentures approximates fair value.
The following tables summarize the carrying value and estimated fair value of the Company’s financial instruments as of December 31, 2019 and 2018 presented in accordance with the applicable accounting guidance.

	December 31, 2019
	Carrying	Fair Value
(In Thousands)	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash and Cash Equivalents	$12,536	$12,536	$12,536	$—	$—
Certificates of Deposits with Other Banks	950	950	—	950	—
Investment and Mortgage-Backed Securities	433,892	434,451	—	434,451	—
Loans Receivable, Net	452,859	450,796	—	—	450,796
FHLB Stock	2,537	2,537	2,537	—	—

Financial Liabilities:
Deposits:
Checking, Savings and Money Market Accounts	$541,954	$541,954	$541,954	$—	$—
Certificate Accounts	229,453	229,363	—	229,363	—
Advances From FHLB	38,138	38,233	—	38,233	—
Other Borrowed Money	11,580	11,580	11,580	—	—
Subordinated Debentures	30,000	30,000	—	30,000	—
Junior Subordinated Debentures	5,155	5,155	—	5,155	—
Senior Convertible Debentures	6,044	6,044	—	6,044	—

(22)         Carrying Amounts and Fair Value of Financial Instruments, Continued

	December 31, 2018
	Carrying	Fair Value
(In Thousands)	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash and Cash Equivalents	$12,706	$12,706	$12,706	$—	$—
Certificates of Deposits with Other Banks	1,200	1,200	—	1,200	—
Investment and Mortgage-Backed Securities	409,739	409,350	—	409,350	—
Loans Receivable, Net	430,054	421,379	—	—	421,379
FHLB Stock	2,204	2,204	2,204	—	—

Financial Liabilities:
Deposits:
Checking, Savings and Money Market Accounts	$529,043	$529,043	$529,043	$—	$—
Certificate Accounts	238,454	236,103	—	236,103	—
Advances From FHLB	34,030	33,771	—	33,771	—
Other Borrowed Money	10,698	10,698	10,698	—	—
Note Payable	2,363	2,363	—	2,363	—
Junior Subordinated Debentures	5,155	5,155	—	5,155	—
Senior Convertible Debentures	6,064	6,064	—	6,064	—

At December 31, 2019, the Bank had $85.3 million of off-balance sheet financial commitments. These commitments are to originate loans and unused consumer lines of credit and credit card lines.  Because these obligations are based on current market rates, if funded, the original principal is considered to be a reasonable estimate of fair value.

Fair value estimates are made on a specific date, based on relevant market data and information about the financial instrument.  These estimates do not reflect any premium or discount that could result from offering for sale the Bank’s entire holdings of a particular financial instrument.

Because no active market exists for a significant portion of the Bank’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, current interest rates and prepayment trends, risk characteristics of various financial instruments, and other factors.  These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision.  Changes in any of these assumptions used in calculating fair value would also significantly affect the estimates. Fair value estimates are based on existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments.  For example, the Bank has significant assets and liabilities that are not considered financial assets or liabilities including deposit franchise values, loan servicing portfolios, deferred tax liabilities, and premises and equipment.

In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of these estimates. The Company has used management’s best estimate of fair value on the above assumptions.  Thus, the fair values presented may not be the amounts, which could be realized, in an immediate sale or settlement of the instrument.  In addition, any income taxes or other expenses that would be incurred in an actual sale or settlement are not taken into consideration in the fair value presented.